UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8620

      The Milestone Funds
(Exact name of registrant as specified in charter)

One Executive Boulevard
  Yonkers , NY 10701
(Address of principal executive offices) (Zip code)

Barbara Hope Gentile

Milestone Capital Management , LLC
One Executive Boulevard
  Yonkers , NY 10701
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-941-6453

Date of fiscal year end:  November 30, 200 4

Date of reporting period:   November 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

ANNUAL REPORT

NOVEMBER 30, 2004

ADVISER

Milestone Capital Management, LLC

TABLE OF CONTENTS

Letter to Our Shareholders	1
Portfolio Summary	2
Fees and Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	10
Financial Highlights	13
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers	18

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2004

Dear Investor:

As we conclude our tenth consecutive year of successful operation for both Milestone Capital Management and The Milestone Funds, we want to first and foremost offer our sincere appreciation to all of our investors for the confidence and trust you have placed in us over the past decade.

2004 presented a full range of market challenges and opportunities, including the onset of the first tightening cycle in five years as the economy continued to regain traction. Throughout this transitional period, our team has worked in partnership with each of our investors to meet your increasingly active liquidity requirements while continuing to provide highly customized solutions to your service and technology needs.

Safety, liquidity, consistently competitive performance, and client service of the highest possible standard have been the four core principles of our conservative, compliance-oriented management philosophy since inception, and they were once again the primary focus of the Board of Trustees, the Investment Adviser, our team of professionals, and all of the Fund’s key service providers throughout this past year.  We are pleased to present this Annual Report, which highlights the results of this philosophy and underscores our on-going commitment to these fundamental business principles as we prepare to enter our eleventh year of operation.

It has been a genuine privilege to work in partnership with our investors over the last decade, and we look forward to serving your cash management and client service needs in the years to come.

Sincerely,

Janet Hanson                                                                Marc Pfeffer

Founder and Chairman                                                    CIO

Milestone Capital Management                                        Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

November 30, 2004

Sector Breakdown

All data is as of November 30, 2004. The portfolio's Industry Breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Unaudited)

NOVEMBER 30, 2004

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2004.

Actual Expenses

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	06/01/04	11/30/04	Six-Month Period	Six-MonthPeriod*

Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,005.37	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,006.63	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Treasury Obligations Portfolio -
Financial Shares
Actual	$1,000.00	$1,006.88	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

 Fees and Expenses (Unaudited) (Continued)

NOVEMBER 30, 2004

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
Treasury Obligations Portfolio-	06/01/04	11/30/04	Six-Month Period	Six-Month Period*
Premium Shares
Actual	$1,000.00	1,004.62	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	1,022.00	0.60%	$3.03

*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2004, and divided by the 366 days in the Portfolio’s current fiscal year (to reflect the six-month period). Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one year data in the financial highlights.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments

NOVEMBER 30, 2004

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations - 14.2%
U.S. Treasury Bills - 6.6%	$25,000 15,000 40,000 10,000 20,000 10,000 15,000	1.60% 2.17% 1.79-1.92% 1.945% 1.94% 2.035% 2.13%	2/10/05 2/24/05 3/10/05 3/31/05 4/14/05 4/21/05 4/28/05	$24,921 14,923 39,799 9,935 19,856 9,920 14,869
134,223
U.S. Treasury Notes - 7.6%	55,000 17,500 12,500 67,500	1.625% 1.50% 6.50% 2.00%	4/30/05 7/31/05 8/15/05 8/31/05	55,062 17,443 12,889 67,499
152,893

Total U.S. Government Obligations (cost $287,116)

                                                                                                     287,116

Repurchase Agreements - 85.9%

Barclays Capital Inc., dated 11/30/04, repurchase price $361,620 (Collateralized by: U.S. Treasury Bills: $67,989, U.S. Treasury Notes: $300,092, 1.625%-5.625%, 1/31/05-11/15/08; aggregate market value $368,833)

361,600         1.96%         12/1/04         361,600

Credit Suisse First Boston LLC, dated 11/30/04, repurchase price $310,017 (Collateralized by: U.S. Treasury Notes: $309,858, 1.50%-13.875%, 2/15/05-8/15/11; aggregate market value $316,201)

    310,000         1.96%         12/1/04         310,000

Deutsche Bank Securities Inc., dated 11/30/04, repurchase price $265,014 (Collateralized by: U.S. Treasury Note: $272,282, 3.00%, 11/15/07; aggregate market value $270,301)

     265,000         1.96%         12/1/04         265,000

HSBC Securities Inc.,dated 11/30/04, repurchase price $100,005 (Collateralized by: U.S. Treasury Notes: $99,712, 1.125%-13.875%, 1/31/05-8/15/11; aggregate market value $102,004)

    100,000           1.96%        12/1/04           100,000

J.P. Morgan Securities Inc., dated 11/30/04, repurchase price $305,017 (Collateralized by: U.S. Treasury Notes: $305,747, 1.25%-13.075%, 1/31/05-5/15/11; aggregate market value $311,103)

 305,000         1.97%         12/1/04         305,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments (Continued)

NOVEMBER 30, 2004

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
UBS Securities LLC, dated 11/30/04, repurchase price $400,022 (Collateralized by: U.S. Treasury Notes: $397,382, 1.125%-13.875%, 1/31/05-5/15/11; aggregate market value $408,000)
	400,000	1.96%	12/1/04	400,000
Total Repurchase Agreements (cost $1,741,600)				1,741,600
Total Investments (cost $2,028,716)—100.1%				2,028,716
Liabilities in excess of other assets—(0.1)%				(1,106)
Net Assets-100.0%				$2,027,610

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Assets And Liabilities
NOVEMBER 30, 2004

ASSETS:
Investments, at amortized cost (note 1)	$ 287,116,261
Repurchase agreements, at value and cost (note 1)	1,741,600,000
Cash	90,161
Interest receivable	840,724
Prepaid expenses	22,756
Total assets	2,029,669,902
LIABILITIES:
Administration fee payable	63,465
Advisory fee payable	178,502
Shareholder service fee payable	83,506
Distribution fee payable- Premium Shares	31,060
Dividends payable	1,507,964
Accrued expenses	195,219
Total liabilities	2,059,716
NET ASSETS	$ 2,027,610,186
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$ 306,950,938
Institutional Shares	618,270,480
Financial Shares	910,176,190
Premium Shares	192,212,578
NET ASSETS	$ 2,027,610,186
SHARES OUTSTANDING
Investor Shares	306,902,826
Institutional Shares	618,107,967
Financial Shares	910,168,800
Premium Shares	192,240,000
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$ 2,027,419,593
Accumulated net realized gain	190,593
NET ASSETS	$ 2,027,610,186

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Operations
FOR THE YEAR ENDED NOVEMBER 30, 2004

INVESTMENT INCOME:
Interest	$ 26,929,599
EXPENSES (note 2):
Advisory fees	2,181,292
Administration fees	872,516
Shareholder service fees:
Investor Shares	601,123
Institutional Shares	146,734
Financial Shares	488,052
Premium Shares	517,657
Distribution fees:
Premium Shares	502,616
Custodian fees and expenses	158,612
Transfer agent fees and expenses	105,765
Publication expenses and rating service fees	98,322
Registration and filing fees	72,928
Cash management fees	55,025
Accounting service fees	53,607
Legal fees	53,193
Insurance expense	35,373
Audit fees	30,631
Report to shareholders	23,604
Trustees' fees	10,727
Other expenses	11,470
Total expenses before fee waiver	6,019,247
Waiver of shareholder service, distribution and advisory fees	(646,512)
Total expenses after fee waiver	5,372,735
NET INVESTMENT INCOME	21,556,864
NET REALIZED GAIN ON INVESTMENTS	682,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,239,272

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statements Of Changes In Net Assets	For the year	For the year
	ended	ended
	November 30, 2004	November 30, 2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 21,556,864	$ 20,227,389
Net realized gain on investments	682,408	1,030,043
Net increase in net assets resulting from operations	22,239,272	21,257,432
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Investor Shares	(2,144,503)	(2,139,697)
Net investment income - Institutional Shares	(7,484,558)	(7,261,677)
Net investment income - Financial Shares	(10,608,439)	(9,872,543)
Net investment income - Premium Shares	(1,319,364)	(953,472)
Net realized gain on investments - Investor Shares	(114,275)	(214,494)
Net realized gain on investments - Institutional Shares	(318,091)	(541,224)
Net realized gain on investments - Financial Shares	(431,644)	(732,446)
Net realized gain on investments - Premium Shares	(88,568)	(121,095)
Total distributions to shareholders	(22,509,442)	(21,836,648)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares - Investor Shares	813,106,469	869,401,602
Sale of shares - Institutional Shares	4,111,528,031	4,078,399,106
Sale of shares - Financial Shares	14,327,696,036	24,147,938,053
Sale of shares - Premium Shares	582,304,584	420,796,692
Reinvested dividends - Investor Shares	749,940	646,056
Reinvested dividends - Institutional Shares	3,988,677	3,719,379
Reinvested dividends - Financial Shares	6,510,528	5,075,642
Reinvested dividends - Premium Shares	196,638	12,080
Cost of shares repurchased - Investor Shares	(781,946,297)	(948,949,675)
Cost of shares repurchased - Institutional Shares	(4,197,451,381)	(4,175,623,819)
Cost of shares repurchased - Financial Shares	(14,419,753,775)	(24,299,137,659)
Cost of shares repurchased - Premium Shares	(589,093,298)	(357,275,816)
Net decrease in net assets from
shares of beneficial interest	(142,163,848)	(254,998,359)
Total decrease	(142,434,018)	(255,577,575)
NET ASSETS:
Beginning of year	2,170,044,204	2,425,621,779
End of year	$ 2,027,610,186	$ 2,170,044,204
* Share transactions at net asset value of $1.00 per share.
See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

NOVEMBER 30, 2004

NOTE 1.     SUMMARY OF ORGANIZATION AND

SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994.  The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997.  The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares.  All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities -Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.  Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements -The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par.  The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees.  Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day.  In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions -Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2004 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations -Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2004

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Interest Income and Dividends to Shareholders -Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly.  Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.  Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates -The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust.  For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $142,000 during the year ended November 30, 2004.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2004, the Adviser agreed to waive any portion of its Shareholder Service fees in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively.  As a result, for the year ended November 30, 2004, the Adviser received Shareholder Service fees equal to annual rates of 0.20% and 0.02% of the average daily net assets of the Investor Shares and Financial Shares, respectively, and received no Shareholder Service fees from the Institutional Shares.

The Trust has adopted a Distribution Plan for the Premium Shares.  The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust.  Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2004

actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2004, there were no unreimbursed expenses. For the year ended November 30, 2004, the Adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to 0.60% of its average daily net assets. As a result, for the year ended November 30, 2004, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.22% of its average daily net assets.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2004, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$ 284,317
Institutional Shares:	513,073
Financial Shares:	64,276
Premium Shares:	10,850

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator.  For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2004.

ALPs Mutual Fund Services, Inc. is the Trust’s transfer agent and dividend disbursing agent, and is also the Trust’s Underwriter of the Portfolio’s shares, pursuant to an Underwriting Agreement with the Trust.  The Underwriter is an affiliate of the Trust’s transfer agent.  The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. Prior to July 6, 2004, Unified Fund Services, Inc. served as the Trust’s transfer agent, dividend disbursing agent and Underwriter.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

			Investor Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30
	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the year
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.008	0.008	0.014	0.039	0.057
Dividends from net
investment income	(0.008)	(0.008)	(0.014)	(0.039)	(0.057)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	0.84%	0.77%	1.41%	4.02%	5.89%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45%	0.45%	0.45%	0.42%	0.40%
Net investment income	0.80%	0.70%	1.33%	3.88%	5.72%
Net assets at the end of the
year (000's omitted)	$306,951	$275,074	$354,051	$314,361	$311,868

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.02%, 0.02%, 0.01%, and 0.00%, for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

			Institutional Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the year
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.010	0.017	0.042	0.059
Dividends from net
investment income	(0.011)	(0.010)	(0.017)	(0.042)	(0.059)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.09%	1.02%	1.67%	4.25%	6.11%
Ratios/supplemental data
Ratios to average net assets:
Expenses(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.02%	0.95%	1.58%	4.28%	5.91%
Net assets at the end of the year
(000's omitted)	$618,270	$700,296	$793,978	$728,920	$887,097

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.02%, 0.02%, 0.01%, and 0.00%, for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

			Financial Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the year
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.011	0.017	0.042	0.060
Dividends from net
investment income	(0.011)	(0.011)	(0.017)	(0.042)	(0.060)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.14%	1.07%	1.72%	4.30%	6.16%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.09%	1.01%	1.61%	4.35%	6.00%
Net assets at the end of the
year (000's omitted)	$910,176	$995,844	$1,142,255	$640,140	$1,243,296

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and  includes reinvestment of dividends and distributions.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of  0.03%, 0.03%, 0.03%, 0.03%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

			Premium Shares
	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the year
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.007	0.006	0.013	0.038	0.056
Dividends from net
investment income	(0.007)	(0.006)	(0.013)	(0.038)	(0.056)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	0.69%	0.61%	1.26%	3.84%	5.68%
Ratios/supplemental data
Ratios to average net assets:
Expenses	0.60%(b)	0.60%(b)	0.60%(b)	0.60%(b)	0.60%
Net investment income	0.64%	0.53%	1.17%	3.28%	5.56%
Net assets at the end of the
year (000's omitted)	$192,213	$198,830	$135,337	$110,213	$68,812

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b) Net of advisory and distribution fees waived of 0.03%, 0.02%, 0.02% and 0.01%, respectively.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds, including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
 New York, New York

January 24, 2005

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

NON INTERESTED PERSONS

John D. Gilliam (73)	Former Chief Investment Officer, The Robert Wood Johnson Foundation,
700 Park Avenue	Princeton, New Jersey, from 1995 to 2003. Former Limited Partner,
New York, New York 10021	Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994,
Trustee since October 1994	Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset
Management, for the City of New York. He was a Partner at Goldman,
Sachs & Co. from 1973 to 1987.

Karen S. Cook (52)	General Partner of Steinhardt Partners, LP, an investment partnership,
125 East 72nd Street	and Managing Member of Nepeta Capital, LLC, a fund of funds. She is
New York, New York 10021	Trustee of Wheaton College and member of the Investment Committee.
Trustee since October 1994	Ms. Cook is a member of the Advisory Board of Fifth Avenue
Alternative Investments (Bessemer Trust). From 1975 until 1987,
Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she was a Vice President and senior block trader.

Allen Lee Sessoms (58)	President, Delaware State University. Former Lecturer and Fellow,
President’s Office	John F. Kennedy School of Government at Harvard University,
Delaware State University	2000 to 2003. Former President of Queens College, The City
1200 N. DuPont Highway	University of New York, 1995 to 2000. Former Executive Vice
Dover, DE 19901	President, University of Massachusetts Systems from 1993 to 1995.
From 1980 to 1993, Dr. Sessoms was associated with the U.S.
Department of State in various capacities including Deputy Chief of
Mission, U.S. Embassy, Mexico, Minister-Counselor for Political
Affairs, U.S. Embassy, Mexico and counselor for Scientific and
Technological Affairs, U.S. Embassy, Parks, France. From 1974 to
1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard
University. From 1973 to 1975, Dr. Sessoms was a Scientific Associate
at the European Organization of Nuclear Research. He was a post doctoral Research Associate at Brookhaven National Laboratory from
1972 to 1973.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS

INTERESTED PERSONS

Janet Tiebout Hanson (52)	Founder and principal owner of Milestone Capital Management, L.L.C., the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and has served in the capacities cited above since inception. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.
810 Old Post Road
Bedford, New York 10506
Chairman and President
since October 1994

Dort A. Cameron III (60)	In 2003, Mr. Cameron became Managing Partner of Airlie Opportunity Fund, an investment partnership. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., also an investment partnership. He was Chairman of Entex Information Services, a computer resale and service corporation, from August 1993 until May 2000. Mr. Cameron is a Trustee Emeritus and former chairman of the Finance Committee of Middlebury College.
Airlie Farm
751 Old Post Road
Bedford, New York 10506
Trustee since October 1994

Jeffrey R. Hanson (47)	Acting in the capacity of Chief Legal and Compliance Officer, Milestone Capital Management, L.L.C. since 1994. Managing Director of the Hanson Consulting Group, Ltd. since 1991
810 Old Post Road
Bedford, New York 10506
Secretary since October 1994

Janet Tiebout Hanson, Dort A. Cameron III and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

(This page intentionally left blank.)

The Milestone Funds

Adviser

Milestone Capital Management, LLC

One Executive Boulevard

 Yonkers, NY 10701

Administrator

Milestone Capital Management, LLC

 One Executive Boulevard

 Yonkers, NY 10701

Underwriter / Transfer Agent

ALPs Mutual Fund Services

 1625 Broadway, Suite 2200

 Denver, CO 80202 800-363-7660

Sub-Administrator / Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel

 919 Third Avenue

 New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

 Two World Financial Center

 New York, NY 10281-1434

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus  Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds

One Executive Boulevard, Yonkers, New York 10701

 800-941-MILE

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee:  John D. Gilliam, Karen Cook and Allen Lee Sessoms.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2004: $30,000

2003: $28,000

b).   Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2004: $0

2003: $0

c). Tax Fees , the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2004: $0

2003: $0

d).   All Other Fees , the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2004: $0

2003: $0

Item 5 .  Audit Committee of Listed Registrants.

The registrant has separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  The audit committee of the registrant is comprised of:

John D. Gilliam

Karen Cook

Allen Lee Sessoms

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10 .. Controls and Procedures.

(a)

The President and Secretary have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 1 1 .. Exhibits.

(a) Code of Ethics.

THE MILESTONE FUNDS

CODE OF ETHICS

WHEREAS, THE MILESTONE FUNDS (the “Trust”) is a registered investment company under the Investment Company Act of 1940, as amended (the “ICA”); and

WHEREAS, Rule 17j-1 under the ICA requires the Trust to adopt a Code of Ethics;

WHEREAS, the purpose of Rule 17j-1 is to prevent affiliated persons of the Trust in connection with the purchase or sale of a security held or to be acquired by the Trust from (i) employing any device, scheme or artifice to defraud the Trust; (ii) making any untrue statements of material fact to the Trust or omitting to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; (iv) or engaging in any manipulative practice with respect to the Trust;

NOW, THEREFORE, the Trust hereby adopts this Code of Ethics as of this 7th day of October, 2002, superseding the Code of Ethics adopted by the Trust as of the 11th day of February, 2000.

I.  DEFINITIONS

For purposes of this Code of Ethics the following terms shall have the meanings set forth below:

A.  “ Access Person ” means any director1

, officer, or advisory person of the Trust or of the Trust’s Investment Adviser; provided, however, that any persons who are access persons of any investment adviser of, administrator or principal underwriter for the Trust and who reports his or her securities and transactions to such investment adviser, administrator or principal underwriter in accordance with Rule 17j-1 of the ICA, shall not be deemed an access person of the Trust.

B.  “ Advisory Person ” means

1.  any employee of the Trust, its investment adviser or administrator (or of any entity in a control relationship with the Trust, its investment adviser or administrator, as defined in Section  hereof) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information (other than publicly available information) regarding the purchase or sale of  Covered Securities by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

2.  any natural person directly or indirectly owning, controlling, or holding with power to vote, 25% or more of the outstanding voting securities of the Trust or its investment advisers who obtains information (other than publicly available information) concerning recommendations made by the Trust or its investment advisers with regard to the purchase or sale of a security.

C.  “ Affiliated Persons ” or “ Affiliates ” means

1.  any employee or Access Person of the Trust, and any member of the immediate family (defined as spouse, child, mother, father, brother, sister, in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

2.  any account for which any of the persons described above is a custodian, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice; and

3.  any partnership, corporation, joint venture, trust or other entity in which any employee of the Trust or Access Person of the Trust directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

D.  “ Beneficial ownership of a security ” by any person includes securities held by:  (a) a spouse, minor children or relatives who share the same home with such person; (b) an estate for such person’s benefit; (c) a trust, of which (i) such person is a trustee or such person or members of such person’s immediate family have a vested interest in the income or corpus of the trust, or (ii) such person owns a vested beneficial interest, or (iii) such person is the settlor and such person has the power to revoke the trust without the consent of all the beneficiaries; (d) a partnership in which such person is a partner; (e) a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director or 10% stockholder; (f) any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership; or (g) such person’s spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself at once or at some future time.  A beneficial owner of a security also includes any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security.  Voting power includes the power to vote, or to direct the voting of such security, and investment power includes the power to dispose, or to direct the disposition of such security.  A person is the beneficial owner of a security if he has the right to acquire beneficial ownership of such security at any time within sixty (60) days.

E.  “ Control ” means the power to exercise a controlling influence over the management or policies of a corporation.  Any person who owns beneficially, either directly or through one or more controlled corporations, more than 25% of the voting securities of a corporation shall be presumed to control such corporation.

F.   “Covered Security ” means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call straddle, option or privilege entered into on a national securities exchange relating to foreign currency, or in general, any interest or instrument commonly known as a “security”, or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing; provided , however , that “security” shall not mean securities issued or guaranteed by the Government of the United States, its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, or shares of registered open-end investment companies.

G.   “Covered Security held or to be acquired ” by the Trust means:

1.  any security which, within the most recent fifteen (15) days,

a.  is or has been held by the Trust, or

b.  is being or has been considered by the Trust for purchase by the Trust; or

2.  any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security.

H.  An “ Initial Public Offering ” means an offering of securities registered under the Securities Act of 1933 [15 U.S.C. 77a], the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934 [15 U.S.C. 78m or 78o(d)].

I.  “ Investment Adviser ” means Milestone Capital Management, L.P. and any successor entity.

J.  A “ Limited Offering ” means an offering that is exempt from registration under the Securities Act of 1933 pursuant to section 4(2) or section 4(6) [15 U.S.C. 77d(2) or 77d(6)] or pursuant to rule 504, rule 505, or rule 506 [17 CFR 230.504, 230.505, or 230.506] under the Securities Act of 1933.

K.  “ Principal underwriter ” of or for the Trust  (unless the Trust becomes a closed-end company), or of any security issued by the Trust, means any underwriter who as principal purchases from the Trust, or pursuant to contract has the right (whether absolute or conditional) from time to time to purchase from the Trust, any security issued by the Trust for distribution, or who as agent for the Trust sells or has the right to sell any security issued by the Trust to a dealer or to the public or both, but does not include a dealer who purchases from the Trust through a principal underwriter acting as agent for such company.

L.  “ Purchase or sale of a Covered Security ” includes the writing of an option to purchase or sell a security.

II.  COMPLIANCE WITH GOVERNING LAWS,

REGULATIONS AND PROCEDURES

A.  All employees shall have and maintain knowledge of and shall comply strictly with all applicable Federal and state laws and all rules and regulations of any governmental agency or self-regulatory organization governing his or her activities.

B.  Each employee will be given a copy of the Code of Ethics at the time of his or her employment and each Access Person is required to submit a statement at least annually that he or she has reviewed the Code of Ethics.

C.  All employees shall comply strictly with procedures established by the Trust to ensure compliance with applicable Federal and state laws and regulations of governmental agencies and self-regulatory organizations.  The employees shall not knowingly participate in, assist, or condone any acts in violation of any statute or regulation governing securities matters, nor any act which would violate any provision of this Code of Ethics, or any rules adopted thereunder.

D.  Each employee having supervisory responsibility shall exercise reasonable supervision over employees subject to his or her control, with a view to preventing any violation by such persons of applicable statutes or regulations, the Trust procedures or the provisions of this Code of Ethics or procedures adopted in furtherance thereof.

E.  Any employee encountering evidence that acts in violation of applicable statutes or regulations or provisions of this Code of Ethics or procedures adopted in furtherance thereof have occurred shall report such evidence to the President of the Trust who will report to the Board of Trustees of the Trust.

III.  CONFIDENTIALITY OF TRANSACTIONS

A.  Information relating to the Trust’s portfolio and research and studies activities is confidential until publicly available.  Whenever statistical information or research is supplied to or requested by the Trust, such information must not be disclosed to any persons other than persons designated by the President or the Board of Trustees of the Trust.  If the Trust is considering a particular purchase or sale of a security, this must not be disclosed except to such duly authorized persons.

B.  Any employee authorized to place orders for the purchase or sale of securities on behalf of the Trust shall take all steps reasonably necessary to provide that all brokerage orders for the purchase and sale of securities for the account of the Trust will be so executed as to ensure that the nature of the transactions shall be kept confidential until the information is reported to the Securities and Exchange Commission or the Trust’s shareholders in the normal course of business.

C.  If any employee of the Trust or Access Person should obtain information concerning the Trust’s portfolio (including, the consideration by the Trust of acquiring, or recommending any security for the Trust’s portfolio), whether in the course of such person’s duties or otherwise, such person shall respect the confidential nature of this information and shall not divulge it to anyone unless it is properly part of such person’s services to the Trust to do so or such person is specifically authorized to do so by the President of the Trust.

IV.  ETHICAL STANDARDS

A.  Every employee, in making any investment recommendation or taking any investment action, shall exercise diligence and thoroughness, and shall have a reasonable and adequate basis for any such recommendations or action.

B.  No employee shall undertake independent practice for compensation in competition with the Trust.

C.  The employees of the Trust and Access Persons and their respective affiliates, shall conduct themselves in a manner consistent with the highest ethical standards.  They shall avoid any action, whether for personal profit or otherwise, that results in an actual or potential conflict of interest, or the appearance of a conflict of interest, with the Trust or which may be otherwise detrimental to the interests of the Trust.

D.  An employee having discretion as to the selection of broker-dealers to execute securities transactions for the Trust shall select broker-dealers solely on the basis of the services provided directly or indirectly by such broker-dealers to the Trust.  An employee shall not, directly or indirectly, receive a fee or commission from any source in connection with the sale or purchase of any security for the Trust.

E.  In addition, the Trust shall take all actions reasonably calculated to ensure that they engage broker-dealers to transact business with the Trust whose partners, officers and employees, and their respective affiliates, will conduct themselves in a manner consistent with the provisions of this Section .

F.  Conflicts of interest generally result from a situation in which an individual has personal interests in a matter that is or may be competitive with his responsibilities to another person or entity (such as the Trust) or where an individual has or may have competing obligations or responsibilities to two or more persons or entities.  In the case of the relationship between the Trust on the one hand, and its employees and Access Persons and their respective affiliates, on the other hand, such conflicts may result from the purchase or sale of securities for the account of the Trust and for the account of any affiliated person or from the purchase or sale for the account of the Trust of securities in which an Access Person or employee of the Trust, or his or her affiliates, has an interest.  In these cases, all potential or actual conflicts must be disclosed and the first preference and priority must be to avoid such conflicts of interest wherever possible and, where they unavoidably occur, to resolve them in a manner not disadvantageous to the client.

V.  ACTIVITIES AND TRANSACTIONS OF ACCESS PERSONS

A.  No Access Person shall recommend to, or cause or attempt to cause, the Trust to acquire, dispose of, or hold any security (including, any option, warrant or other right or interest relating to such security) which such Access Person or an affiliate of such Access Person has direct or indirect beneficial ownership unless the Access Person shall first disclose in writing to the President of the Trust all facts reasonably necessary to identify the nature of the ownership of such Access Person or his or her affiliate in such security.

B.  No Access Person shall knowingly purchase or sell any security which said person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in said security.

C.  No Access Person or affiliate of such Access Person shall engage in a purchase or sale of a security (including, any option, warrant or other right or interest relating to such security), other than on behalf of the Trust, with respect to any security held or to be acquired by the Trust, unless such transaction is: only remotely potentially harmful to the Trust because it would be unlikely to affect trading in or the market value of the security; or non-volitional on the part of the Access Person; or clearly not related economically to the securities to be acquired, disposed of or held by the Trust; or in light of all relevant facts and circumstances, otherwise not disadvantageous to the Trust.

D.  No Access Person shall acquire direct or indirect beneficial ownership of an unregistered security issued in a Limited Offering without obtaining the prior written approval of the President of the Trust.

E.  No Access Person shall acquire direct or indirect beneficial ownership of, or otherwise purchase, securities issued during an Initial Public Offering without the prior written approval of the President.

F.  If, as a result of fiduciary obligations to other persons or entities, an Access Person believes that such person or an affiliate of such person is unable to comply with certain provisions of the Code, such Access Person shall so advise the President of the Trust in writing, setting forth with reasonable specificity the nature of such fiduciary obligations and the reasons why such Access Person believes such person is unable to comply with any such provisions.  The President of the Trust may, in his discretion, exempt such Access Person or an affiliate of such person from any such provisions, if the President of the Trust shall determine that the services of such Access Person are valuable to the Trust and the failure to grant such exemption is likely to cause such Access Person to be unable to render services to the Trust.  Any Access Person granted an exemption (including, an exception for an affiliate of such person), pursuant to this Section shall, within three business days after engaging in a purchase or sale of a security held or to be acquired by a client, furnish the President of the Trust with a written report concerning such transaction, setting forth the information specified in Section hereof.

VI.  REPORTING PROCEDURES

A.  Except as provided by Section  hereof, every Access Person shall report to the President of the Trust the information described in Sections  and  hereof with respect to transactions in any security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security (whether or not such security is a security held or to be acquired by a client); provided , however , that any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

B.   Initial Holdings Report .  Each Access Person, within ten days of becoming an Access Person, shall report to the Trust, the following information, in the form of Appendix A hereto:

1.  The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

2.  The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became and Access Person; and

3.  The date that the report is submitted by the Access Person.

C.   Quarterly Transactions Report .  Every report required to be made pursuant to Section  hereof shall be made not later than ten days after the end of the calendar quarter in which the transaction to which the report relates was effected, shall be in the form of Appendix B hereto, and shall contain the following information:

1.   With Respect to Transactions During the Quarter In Covered Securities:

a.  The date of transaction, the title, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Covered Security involved;

b.  The nature of the transaction ( i.e. , purchase, sale or any other type of acquisition or disposition);

c.  The price at which the transaction was effected; and

d.  The name of the broker, dealer or bank with or through which the transaction was effected.

e.  The date that the report is submitted by the Access Person.

2.   With Respect to Accounts In Which Any Securities Were Held :

a.  The name of the broker, dealer or bank with whom the Access Person established the account;

b.  The date the account was established; and

c.  The date that the report is submitted by the Access Person.

D.   Annual Holdings Report .  Access Persons must report the following information to the Trust on an annual basis no later than 20 calendar days after December 31 of each year:

1.  The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial interest;

2.  The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and

3.  The date that the report is submitted by the Access Person.

In the event that no securities are held as of December 31, the report should specify that securities were not held as of such date.  This report should include all securities and other financial property, including book entry shares held at companies, broker/dealers, investment advisers or other institutions and physically issued certificates held in a safe deposit box, at one’s home, or in the trust department of a bank or trust company.

E.  Notwithstanding the provisions of Sections , ,  and  hereof,

1.  No person shall be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

2.  A Trustee of the Trust who is not an interested person of the Trust and who would be required to report solely by reason of being a Trustee of the Trust is not required to make:

a.  An Initial Holdings Report under Section  or an Annual Holdings Report under Section ; and

b.  A Quarterly Transactions Report under Section , unless the Trustee knew, or in the ordinary course of fulfilling his or her official duties as a Trustee of the Trust, should have known that during the 15-day period immediately before or after the Trustee’s transaction in a Covered Security, the Trust purchased or sold the Covered Security, or the Trust or its Investment Adviser considered purchasing or selling the Covered Security.

3.  A Trustee of the Trust who is not an interested person of the Trust and who would be required to pre-clear transactions solely by reason of being a Trustee of the Trust is not required to obtain any such pre-clearance.

4.  No report is required from an Access Person of a transaction in an investment company registered under the ICA.

5.  No Quarterly Transactions Report is required from an Access Person of the Trust if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, its Investment Adviser, Administrator or its Principal Underwriter with respect to that Access Person, if all of the information required to be contained in the Quarterly Transactions Report is contained in such broker trade confirmations or account statements that are received within ten days after the end of the calendar quarter.

VII.  REVIEW PROCEDURES

A.  The reports submitted by Access Persons pursuant to Section  hereof shall be reviewed at least quarterly by the President of the Trust, or such other persons or committees as shall be designated by the Board of Trustees, in order to monitor compliance with this Code of Ethics.  The President shall report all failures to comply with this Code of Ethics to the Board of Trustees.

B.  If it is determined by the Board of Trustees that a violation of this Code of Ethics has occurred and that the person violating this Code of Ethics has purchased or sold a security at a more advantageous price than that obtained by the Trust, such person shall be required to offer to sell to or purchase from the Trust, as the case may be, such security at the more advantageous price.  If this cannot be consummated, then the Board of Trustees shall take such other course of action as it may deem appropriate.  With respect to any violation of this Code of Ethics, the Board of Trustees may take any preventive, remedial or other action which it may deem appropriate.  In determining whether or not there has been, or may be, a conflict of interest between the Trust and any person subject to this Code of Ethics, the Board of Trustees shall consider all of the relevant facts and circumstances.

C.  At least annually, the Trust shall furnish to the Board of Trustees a written report that:

1.  Describes any issues arising under this Code of Ethics or procedures adopted in furtherance thereof, including but not limited to, any information about material violations of this Code of Ethics, procedures adopted in furtherance thereof, and sanctions impose in response to such material violations; and

2.  Certifies that the Trust has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

D.  The records created and maintained under this Code of Ethics shall be maintained as follows:

1.  A copy of each Code of Ethics for the Trust, its investment adviser(s) and its principal underwriter in effect at any time in the last five years must be maintained in an easily accessible place.

2.  A copy of any records of violations of the Code of Ethics or any action taken as a result of a violation must be maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs.

3.  All Initial Holdings Reports, Quarterly Transactions Reports and Annual Holdings Reports from Access Persons, and all reports from the Trust, its investment adviser(s) and its principal underwriter, shall be maintained for at least five years after the end of the fiscal year in which the report was made, the first two years in an easily accessible place.

4.  A record of all persons currently or within the past five years who are or were required to make reports and persons designated to review the reports required under this Code of Ethics shall be maintained in an easily accessible place for at least five years.

5.  All approvals of the purchase of securities in an Initial Public Offering or Limited Offering shall be maintained for at least five years after the end of the fiscal year in which the approval is granted.

EXHIBIT A

List of Access Persons Required to Report Under Code of Ethics

Marc H. Pfeffer

Barbara Hope Gentile

The President is Designating the Following Individual as Compliance Officer for Purpose of Reviewing Compliance with the Code of Ethics

Jeffrey Hanson

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Milestone Funds

By:

/s/ Marc H. Pfeffer

Marc H. Pfeffer , Chief Investment Officer

Date: February 10, 2005

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

 /s/ Marc H. Pfeffer

Marc H. Pfeffer , Chief Investment Officer

Date: February 10, 2005

By:

/s/ Barbara Hope Gentile

Barbara Hope Gentile , Chief Operating Officer

Date: February 10, 2005

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